Segmented Information - Schedule of Operating Segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total gross revenue	$ 4,576.8	$ 4,730.1
Less inter-segment revenue	0.0	0.0
Gross revenue from external customers	4,576.8	4,730.1
Less subconsultant and other direct expenses	940.7	1,045.6
Net revenue	3,636.1	3,684.5
Project margin	1,963.3	1,930.5
Operating Segments
Disclosure of operating segments [line items]
Total gross revenue	4,687.9	4,828.3
Less inter-segment revenue	111.1	98.2
Gross revenue from external customers	4,576.8	4,730.1
Less subconsultant and other direct expenses	940.7	1,045.6
Net revenue	3,636.1	3,684.5
Project margin	1,963.3	1,930.5
Adjustments and Eliminations
Disclosure of operating segments [line items]
Total gross revenue	(111.1)	(98.2)
Less inter-segment revenue	(111.1)	(98.2)
Gross revenue from external customers	0.0	0.0
Less subconsultant and other direct expenses	0.0	0.0
Net revenue	0.0	0.0
Project margin	0.0	0.0
Canada
Disclosure of operating segments [line items]
Gross revenue from external customers	1,225.9	1,238.5
Canada | Operating Segments
Disclosure of operating segments [line items]
Total gross revenue	1,257.7	1,272.6
Less inter-segment revenue	31.8	34.1
Gross revenue from external customers	1,225.9	1,238.5
Less subconsultant and other direct expenses	157.4	164.8
Net revenue	1,068.5	1,073.7
Project margin	571.9	533.7
United States
Disclosure of operating segments [line items]
Gross revenue from external customers	2,400.2	2,655.2
United States | Operating Segments
Disclosure of operating segments [line items]
Total gross revenue	2,431.5	2,675.1
Less inter-segment revenue	31.3	19.9
Gross revenue from external customers	2,400.2	2,655.2
Less subconsultant and other direct expenses	600.7	695.4
Net revenue	1,799.5	1,959.8
Project margin	977.8	1,048.7
Global | Operating Segments
Disclosure of operating segments [line items]
Total gross revenue	998.7	880.6
Less inter-segment revenue	48.0	44.2
Gross revenue from external customers	950.7	836.4
Less subconsultant and other direct expenses	182.6	185.4
Net revenue	768.1	651.0
Project margin	$ 413.6	$ 348.1